Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	EII REALTY SECURITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001054556
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2014
Prospectus Date	rr_ProspectusDate	Oct. 28, 2014